Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		4 Months Ended		7 Months Ended		10 Months Ended		12 Months Ended	13 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended	40 Months Ended	46 Months Ended
	Sep. 30, 2025	Mar. 25, 2025	Jun. 30, 2022	Oct. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2022	Apr. 30, 2026	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2026	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025	Apr. 30, 2026
C000258187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Polen Floating Rate Income ETF
Accumulated Value			$ 10,000				$ 10,017				$ 10,713			$ 11,308	$ 12,120	$ 12,539	$ 12,677	$ 13,089	$ 13,190
C000258188 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Polen High Income ETF
Accumulated Value		$ 9,920			$ 9,987	$ 10,307			$ 10,459	$ 10,644			$ 10,655
C000261175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Polen Focus Growth ETF
Accumulated Value	$ 9,988			$ 10,224				$ 8,877
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Universal Index
Accumulated Value		10,000	10,000		10,075	10,166	9,450		10,466	10,537	10,116		10,538	9,562	10,082	10,634	10,903	11,326	11,404
Bloomberg U S Universal C000258188 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Universal Index
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500® Index
Accumulated Value	10,000			10,234.13603				10,850.99961
Morningstar LSTA U S Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value			$ 10,000				$ 10,232				$ 10,846			$ 11,452	$ 12,145	$ 12,661	$ 12,893	$ 13,462	$ 13,694
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. High Yield Index
Accumulated Value		$ 10,000			$ 10,082	$ 10,280			$ 10,468	$ 10,660			$ 10,855
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Growth Index
Accumulated Value	$ 10,000			$ 10,363				$ 10,209